Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
State operating loss and credit carry-forwards	$ 145,000
Expiration year of state operating loss and credit carry-forwards	2024
Deferred tax assets, valuation allowance	$ 40,000
Foreign income before income taxes	5,900,000	$ 6,600,000	$ 6,000,000
Provision for federal income taxes on earnings of foreign subsidiaries and joint ventures considered permanently reinvested	0
Undistributed earnings of foreign subsidiaries	30,600,000
Total liability for unrecognized tax benefits including interest	460,000	1,400,000
Unrecognized tax benefits	437,000	1,289,000	$ 1,510,000
Unrecognized tax benefits, accrued interest	23,000	113,000
Unrecognized tax benefits, would effect tax rate	$ 32,000	$ 861,000